Investment Securities	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Investment Securities
10.	Investment Securities

(1)	Details of short-term investment securities as of December 31, 2021 and 2020 are as follows:

(In millions of won)
	Category	December 31, 2021		December 31, 2020
Beneficiary certificates	FVTPL	￦	5,010	150,392

(2)	Details of long-term investment securities as of December 31, 2021 and 2020 are as follows:

(In millions of won)
	Category	December 31, 2021		December 31, 2020
Equity instruments	FVOCI(*)	￦	1,510,428	1,454,361
	FVTPL		57,830	67,833

			1,568,258	1,522,194
Debt instruments	FVOCI		1,177	1,080
	FVTPL		145,643	125,563

			146,820	126,643

		￦	1,715,078	1,648,837

(*)
The Group designated investment
s
in equity instruments that are not held for trading as financial assets at FVOCI, the amounts to those FVOCI as of December 31, 2021 and 2020 are

~~￦~~

1,510,428 million and

~~￦~~

1,454,361 million, respectively. Meanwhile, some of treasury shares held by the Parent Company have been reissued as common shares of SK Square Co., Ltd. amounted to

~~￦~~

35,037 million due to
spin-off,
and the Parent Company has designated the investments in equity instruments at FVOCI.